FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Russian Ruble | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ (5)	$ 18
Effect on other comprehensive income	0	9
Russian Ruble | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	6	(25)
Effect on other comprehensive income	0	(10)
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(34)	(30)
Effect on other comprehensive income	0	0
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	37	33
Effect on other comprehensive income	0	0
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(15)	(3)
Effect on other comprehensive income	0	0
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	17	4
Effect on other comprehensive income	0	0
Georgian Lari | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax		(37)
Effect on other comprehensive income		0
Georgian Lari | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax		41
Effect on other comprehensive income		0
Ukrainian Hryvnia | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(1)	(1)
Effect on other comprehensive income	0	0
Ukrainian Hryvnia | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	1	1
Effect on other comprehensive income	0	0
Other currencies (net) | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(1)	(6)
Effect on other comprehensive income	0	0
Other currencies (net) | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	1	6
Effect on other comprehensive income	$ 0	$ 0